Note Payable - Schedule of Fair Value of the BTC Note (Details) - Note Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the BTC Note [Line Items]
Beginning balance	$ 14,868,000	$ 12,636,000
Payment	(2,729,000)	(6,105,000)
Negative interest payment	39,000
Amended principal payment		(4,856,000)
Adjustment to fair value	8,058,000	13,193,000
Repayment	(20,236,000)
Ending balance		14,868,000
Less – current portion		14,868,000
Ending balance – noncurrent portion